CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS [Abstract]
Book Value of PPE Related Services
As of December 31, 2020, the Company’s book value of PPE related to Natural Gas Transportation and Other services cash-generating units tested for impairment are described as follows:

		In millions
	Amounts before impairment charge	Impairment charge	Amounts after impairment charge
Natural Gas Transportation	70,036	(3,114)	66,922
Other services	25,152	-	25,152
Total	95,188	(3,114)	92,074